Document and Entity Information	0 Months Ended
May 28, 2015
Risk/Return:
Document Type	485BPOS
Document Period EndDate	Jan. 31, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 28, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	Jun. 01, 2015
Parametric Emerging Markets Fund | Investor Class
Risk/Return:
Trading Symbol	EAEMX
Parametric Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	ECEMX
Parametric Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	EIEMX
Parametric Emerging Markets Fund | Class R6
Risk/Return:
Trading Symbol	EREMX
Parametric Global Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	EGSIX
Parametric International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	EAISX
Parametric International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EIISX